Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$214,176,669.04	0.4969296	$185,324,082.66	0.4299863	$28,852,586.38
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$483,336,669.04	0.3215471	$454,484,082.66	0.3023524	$28,852,586.38

Weighted Avg. Coupon (WAC)	3.48%		3.49%
Weighted Avg. Remaining Maturity (WARM)	33.08		32.29
Pool Receivables Balance	$514,929,499.06		$485,501,540.46
Remaining Number of Receivables	50,421		49,093

Adjusted Pool Balance	$506,054,645.03		$477,202,058.65

III. COLLECTIONS

Principal:
Principal Collections	$28,629,760.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$522,125.04
Total Principal Collections	$29,151,885.77

Interest:
Interest Collections	$1,490,233.78
Late Fees & Other Charges	$57,817.31
Interest on Repurchase Principal	$-
Total Interest Collections	$1,548,051.09

Collection Account Interest	$2,248.05
Reserve Account Interest	$305.65
Servicer Advances	$-

Total Collections	$30,702,490.56

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$30,702,490.56
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,702,490.56

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$429,107.92		$429,107.92	$429,107.92
Collection Account Interest					$2,248.05
Late Fees & Other Charges					$57,817.31
Total due to Servicer					$489,173.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$126,721.20		$126,721.20
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$267,860.28		$267,860.28	$267,860.28

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$29,785,396.83

9. Regular Principal Distribution Amount:					$28,852,586.38

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$28,852,586.38
Class A-4 Notes		$-
Class A Notes Total:	$28,852,586.38	$28,852,586.38
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$28,852,586.38	$28,852,586.38

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			932,810.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,874,854.03
Beginning Period Amount	$8,874,854.03
Current Period Amortization	$575,372.22
Ending Period Required Amount	$8,299,481.81
Ending Period Amount	$8,299,481.81
Next Distribution Date Required Amount	$7,751,221.12

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.49%	4.76%	4.76%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	48,306	97.71%	$474,407,420.71
30 - 60 Days	1.26%	618	1.78%	$8,651,873.88
61 - 90 Days	0.28%	138	0.41%	$1,991,082.68
91 + Days	0.06%	31	0.09%	$451,163.19
		49,093		$485,501,540.46
Total
Delinquent Receivables 61 + days past due	0.34%	169	0.50%	$2,442,245.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	167	0.46%	$2,351,056.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	163	0.44%	$2,405,734.79
Three-Month Average Delinquency Ratio	0.33%		0.47%

Repossession in Current Period		46		$659,181.71
Repossession Inventory		90		$383,638.85

Charge-Offs
Gross Principal of Charge-Off for Current Period				$798,197.87
Recoveries				$(522,125.04)
Net Charge-offs for Current Period				$276,072.83

Beginning Pool Balance for Current Period				$514,929,499.06

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.96%
Net Loss Ratio for 2nd Preceding Collection Period				0.14%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$13,091,754.85
Cumulative Net Losses as a % of Initial Pool Balance				0.85%

Principal Balance of Extensions				$2,438,566.60
Number of Extensions				167